Short-term Investments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Total	$ 127,923,939	¥ 899,151,784	¥ 725,664,686
Structured financial products [Member]
Short-Term Debt [Line Items]
Total	90,087,121	633,204,356	687,702,649
Equity securities and ETFs [Member]
Short-Term Debt [Line Items]
Total	$ 37,836,818	¥ 265,947,428	¥ 37,962,037